Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Deferred income tax expense	$ 528,480	$ 288,000	$ 576,000	$ 576,000
Valuation allowance increased			4,928,000	$ 4,043,000
Federal net operating loss carryforward			28,700,000
Federal research and development			$ 1,035,000